Lease Liabilities - Summary of Finance Lease Term and Discount Rates (Detail)	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term-finance leases (years)	4 years	4 years 10 months 24 days
Weighted average discount rate-finance leases	5.10%	4.60%